PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 145.6	$ 137.6
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	142.8	134.9
Research and development expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	0.8	0.7
Selling, general and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 2.0	$ 2.0